Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Other comprehensive income loss foregin currency translation adjustment net of tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Sale of Unit, net of underwriting discount and offering expenses							17,250,000